Employee Retirement and Severance Benefits (Components of Net Periodic Benefit Cost) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 29,367	¥ 30,009	¥ 26,445
Interest cost	8,238	8,008	10,772
Expected return on plan assets	(19,443)	(19,579)	(18,018)
Amortization of prior service credit	(13,230)	(12,592)	(12,800)
Amortization of actuarial loss	10,944	10,402	10,023
Defined Benefit Plan, Net Periodic Benefit Cost, Total	15,876	16,248	16,422
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	6,816	7,760	6,801
Interest cost	8,792	10,572	10,654
Expected return on plan assets	(10,012)	(11,857)	(10,637)
Amortization of prior service credit	85	(145)	(61)
Amortization of actuarial loss	2,185	3,839	1,698
(Gain) loss on curtailments and settlements			(9,370)
Defined Benefit Plan, Net Periodic Benefit Cost, Total	¥ 7,866	¥ 10,169	¥ (915)